Prior Year Restatement	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Separate Financial Statements Text Block Abstract
Prior Year Restatement
32	Prior Year Restatement

i) The comparative figures for 2020 were restated previously on account of errors identified by the management subsequent to the issuance of the 2020 consolidated financial statements. In year 2022, subsequent to the issuance of the Group’s 2020 financial statements, the Group identified errors in the consolidated financial statements for the year ended 31 December 2020 and determined that the 2020 consolidated financial statements should be restated. The basis of such error and restatement is given as below:

Restatement Background

As disclosed on May 27, 2022, the Group has not been able to file the 2021 Form 20-F due to an ongoing non- public examination being conducted by the U.S. Securities and Exchange Commission (the “SEC”) regarding the consolidated financial statements of the Group. Subsequently, the Audit Committee of the Board of Directors (the “Audit Committee”), engaged independent counsel to conduct under its supervision an internal examination into the Group’s revenue recognition practices and related matters. As a result of the findings from this internal examination, on August 12, 2022, the Audit Committee, in consultation with the Group’s management, concluded that the previously issued audited consolidated financial statements as of and for the periods ending December 31, 2020 and 2019 and the previously issued unaudited consolidated financial statements for interim periods therein and the six months ended June 30, 2021 should no longer be relied upon.

In connection with the internal examination, the Group conducted a comprehensive review of the accounting policies, procedures, and internal controls related to revenue recognition. All available customer contracts were assessed based on International Financial Reporting Standard (IFRS) 15 ‘Revenue from Contracts with Customers’ and IFRS 16 ‘Leases’. This review identified that the funds received from a related party BIA do not qualify to be recognised as revenue. Due to the qualitative nature of the matters identified in the Company’s internal examination, including the number of years over which the non-qualified revenue was recognized, the Company determined that it would be appropriate to rectify the misstatements in the previously issued financial statements by restating such financial statements. Accordingly, for the year 2021 there were no restatement. In 2020 the Company reversed revenue amounting to USD 14,640,361 and USD 15,659,111 which mainly represents funds received from BIA, was reversed and re-classified as Other payables under Liabilities(Note 19).

The Management does not expect to settle these amounts using any of it’s current assets or any existing resources in the foreseeable future. Pending its potential receipt of confirmation or adequate supporting documentation from the party. The Group has taken a conservative approach to recognize this as a liability. The Group continues to assess this liability and will evaluate whether there arises any obligation or it is discharged or cancelled or expires or is swapped out for one with significantly different terms or when the terms of are significantly modified, such an exchange or modification is recognized as a derecognition of the old liability and the recognition of a new liability or as equity contribution, as applicable and the difference in the respective carrying amounts will be recorded in the consolidated statement of either other comprehensive income or directly as equity as applicable.

The above changes pertaining to reversal of Revenue and recognition of such amount under Other payable were accounted retrospectively in accordance with IAS 8 and, accordingly the prior years’ consolidated financial statements have been restated as disclosed in Page 46:

34	Current Year and Prior Year Restatement

i) The comparative figures for 2019 were restated previously on account of errors identified by the management subsequent to the issuance of the 2019 audited consolidated financial statements.

ii) In year 2022, subsequent to the issuance of the Group’s 2020 financial statements, the Group identified errors in the consolidated financial statements for the year ended 31 December 2020 and determined that the year 2020 consolidated financial statements should be restated. The basis of such error and restatement is given as below:

Restatement Background

As disclosed on May 27, 2022, the Group has not been able to file the 2021 Form 20-F due to an ongoing non-public examination being conducted by the U.S. Securities and Exchange Commission (the “SEC”) regarding the financial statements of the Group. Subsequently, the Audit Committee of the Board of Directors (the “Audit Committee”), engaged independent counsel to conduct under its supervision an internal examination into the Group’s revenue recognition practices and related matters. As a result of the findings from this internal examination, on August 12, 2022, the Audit Committee, in consultation with the Group’s management, concluded that the previously issued audited consolidated financial statements as of and for the periods ending December 31, 2020 and 2019 the previously issued unaudited financial statements for interim periods therein and the six months ended June 30, 2021 should no longer be relied upon.

In connection with the internal examination, the Company conducted a comprehensive review of the accounting policies, procedures, and internal controls related to revenue recognition. All available customer contracts were assessed based on International Financial Reporting Standard (IFRS) 15 ‘Revenue from Contracts with Customers’ and IFRS 16 ‘Leases’. This review identified that the funds received from a related party BIA do not qualify to be recognised as revenue. Due to the qualitative nature of the matters identified in the Company’s internal examination, including the number of years over which the non-qualified revenue was recognized, the Company determined that it would be appropriate to rectify the misstatements in the previously issued financial statements by restating such financial statements. Accordingly, for the year 2020 the Company reversed revenue amounting to USD 14,640,361 (2019:USD 28,200,155) and USD 15,659,111 (2019: USD 29,939,548), which mainly represents funds received from BIA, was reversed and re-classified as Other payables under Liabilities.

The Management does not expect to settle these amounts using any of it’s current assets or any existing resources in the foreseeable future. Pending its potential receipt of confirmation or adequate supporting documentation from the party. The Group has taken a conservative approach to recognise this as a liability. The Group continues to assess this liability and will evaluate whether there arises any obligation or it is discharged or cancelled or expires or is swapped out for one with significantly different terms or when the terms of are significantly modified, such an exchange or modification is recognized as a derecognition of the old liability and the recognition of a new liability or as equity contribution, as applicable and the difference in the respective carrying amounts will be recorded in the consolidated statement of either other comprehensive income or directly as equity as applicable.

The above changes pertaining to reversal of Revenue and recognition of such amount under Other payable were accounted retrospectively in accordance with IAS 8 and, accordingly the prior years’ financial statements have been restated as disclosed in Page 49.

33	Current Year and Prior Year Restatement

i) The comparative figures for 2018 were restated previously on account of errors identified by the management subsequent to the issuance of the 2018 financial statements.

ii) In year 2022, subsequent to the issuance of the Group’s 2019 consolidated financial statements, the Group identified errors in the consolidated financial statements for the year ended December 31, 2019 and determined that the 2019 consolidated financial statements should be restated. The basis of such error and restatement is given as below:

Restatement Background

As disclosed on May 27, 2022, the Group has not been able to file the 2021 Form 20-F due to an ongoing non-public examination being conducted by the U.S. Securities and Exchange Commission (the “SEC”) regarding the consolidated financial statements of the Group. Subsequently, the Audit Committee of the Board of Directors (the “Audit Committee”), engaged independent counsel to conduct under its supervision, an internal examination into the Group’s revenue recognition practices and related matters. As a result of the findings from this internal examination, on August 12, 2022, the Audit Committee, in consultation with the Group’s management, concluded that the previously issued audited consolidated financial statements as of and for the periods ending December 31, 2020, and 2019 and the previously issued unaudited consolidated financial statements for interim periods therein and the six months ended June 30, 2021 should no longer be relied upon.

In connection with the internal examination, the Company conducted a comprehensive review of the accounting policies, procedures, and internal controls related to revenue recognition. All available customer contracts were assessed based on International Financial Reporting Standard (IFRS) 15 ‘Revenue from Contracts with Customers’ and IFRS 16 ‘Leases’. This review identified that the funds received from a related party BIA do not qualify to be recognised as revenue. Due to the qualitative nature of the matters identified in the Company’s internal examination, including the number of years over which the non-qualified revenue was recognized, the Company determined that it would be appropriate to rectify the misstatements in the previously issued financial statements by restating such financial statements. Accordingly, for the year 2019 the Company reversed revenue amounting to USD 28,200,155 (2018: USD 29,451,920) and USD 29,939,548 (2018: USD 27,854,947), which mainly represents funds received from BIA, was reversed and re-classified as Other payables under Liabilities.

The Management does not expect to settle these amounts using any of it’s current assets or any existing resources in the foreseeable future. Pending its potential receipt of confirmation or adequate supporting documentation from the party. The Group has taken a conservative approach to recognise this as a liability. The Group continues to assess this liability and will evaluate whether there arises any obligation or it is discharged or cancelled or expires or is swapped out for one with significantly different terms or when the terms of are significantly modified, such an exchange or modification is recognized as a derecognition of the old liability and the recognition of a new liability or as equity contribution, as applicable and the difference in the respective carrying amounts will be recorded in the consolidated statement of either other comprehensive income or directly as equity as applicable.

The above changes pertaining to reversal of Revenue and recognition of such amount under Other payable were accounted retrospectively in accordance with IAS 8 and, accordingly the prior years’ consolidated financial statements have been restated as disclosed on Page 48.

24	Prior Year Restatement

i)	The comparative figures for 2017 were restated previously on account of errors identified by the management subsequent to the issuance of the 2017 financial statements.

The errors comprised the following:

●	Use of incorrect discount rate

The Company erroneously used a 10% discount rate for the measurement of its land lease liability and the corresponding right of use asset instead of using its incremental borrowing rate of 9.5%. The correction of this error resulted in an increase in the lease liability and the right-of-use asset (recorded within property, plant and equipment). There correction also resulted in an increase in depreciation expense and finance costs for the year ended December 31, 2017.

●	Incorrect classification of term loans

As of December 31, 2017 and 1 January 2017, the Company had erroneously classified its debt balance of USD 86,314,012 and USD 77,497,507, respectively, as a non-current liability. As of December 31, 2017 and 1 January 2017, the Company was not in compliance with its debt covenants contained in the Company’s term loans (1) and (2) (Note 19). As a result of this non-compliance, the bank loans should be classified as a current liability. To correct the error, the Company reclassified its debt balance to current.

●	Incorrect calculation of accrued interest

As of December 31, 2017, management identified an error in the calculation of accrued interest on term loan (1). The correction of this error resulted in a decrease in the amount of interest capitalised (recorded within property, plant and equipment), a decrease in finance costs and a decrease in accrued interest (recorded within Trade and accounts payable).

●	Incorrect determination of functional currency

The Company incorrectly concluded that its functional currency was the UAE Dirham. The UAE Dirham has been pegged to the US Dollar for all periods since the Company’s inception. Thus, the correction of this error has no impact on the 2017 financial statements or prior periods.

The aforementioned changes were accounted for retrospectively in accordance with IAS 8 and, accordingly the prior years’ financial statements have been restated as follows:

	As previously		Restatement
	reported		adjustments		Restated
	31-12-17	01-01-17	31-12-17	01-01-17	31-12-17	01-01-17
Statement of Comprehensive Income

Direct costs	(2,292,082)	Nil	(3,727)	Nil	(2,295,809)	Nil
Gross loss	(2,202,489)	Nil	(3,727)	Nil	(2,206,216)	Nil

Finance costs	(1,007,305)	Nil	40,379	Nil	(966,926)	Nil

Loss and total comprehensive loss for the year	(3,784,060)	Nil	36,652	Nil	(3,747,408)	Nil

	As previously		Restatement
	reported		adjustments		Restated
	31-12-17	01-01-17	31-12-17	01-01-17	31-12-17	01-01-17

Statement of Financial Position

ASSETS

Non-Current Assets
Property, plant and equipment	193,987,928	168,024,215	1,450,943	1,709,059	195,438,871	169,733,274
Total Non-current assets	193,987,928	168,024,215	1,450,943	1,709,059	195,438,871	169,733,274
Total Assets	194,680,205	169,004,835	1,450,943	1,709,059	196,131,148	170,713,894

LIABILITIES AND EQUITY

Current Liabilities
Term loans (current portion)	7,849,739	Nil	86,314,012	77,497,507	94,163,751	77,497,507
Accounts payable, accruals and other payables	4,995,806	6,103,266	(320,039)	Nil	4,675,767	6,103,266
Lease liability (current portion)	2,061,785	2,021,358	9,415	9,230	2,071,200	2,030,588
Total Current Liabilities	14,907,330	8,124,624	86,003,388	77,506,737	100,910,718	85,631,361

Non-Current Liabilities
Term loans (non-current portion)	86,314,012	77,497,507	(86,314,012)	(77,497,507)	Nil	Nil
Lease liability (non-current portion)	25,874,561	25,396,678	1,724,915	1,699,829	27,599,476	27,096,507
Total Non-Current Liabilities	112,188,573	102,894,185	(84,589,097)	(75,797,678)	27,599,476	27,096,507
Total Liabilities	127,095,903	111,018,809	1,414,291	1,709,059	128,510,194	112,727,868

Equity
Accumulated losses	(4,198,419)	(414,359)	36,652	Nil	(4,161,767)	(414,359)
Total Equity	67,584,302	57,986,026	36,652	Nil	67,620,954	57,986,026
Total Liabilities and Equity	194,680,205	169,004,835	1,450,943	Nil	196,131,148	170,713,894

i)	In year 2022, subsequent to the issuance of the Company’s 2018 financial statements, the Company identified errors in the financial statements for the year ended December 31, 2018 and determined that the 2018 financial statements should be restated. The basis of such error and restatement is given as below:

Restatement Background

As disclosed on May 27, 2022, the Company has not been able to file the 2021 Form 20-F due to an ongoing non-public examination being conducted by the U.S. Securities and Exchange Commission (the “SEC”) regarding the financial statements of the Company. Subsequently, the Audit Committee of the Board of Directors (the “Audit Committee”), engaged independent counsel to conduct, under its supervision, an internal examination into the Company’s revenue recognition practices and related matters.

Restatement Background (Continued)

As a result of the findings from this internal examination, on August 12, 2022, the Audit Committee, in consultation with the Company’s management, concluded that the previously issued audited consolidated financial statements as of and for the periods ending December 31, 2020 and 2019 and the previously issued unaudited financial statements for interim periods therein and the six months ended June 30, 2021 should no longer be relied upon.

In connection with the internal examination, the Company conducted a comprehensive review of the accounting policies, procedures, and internal controls related to revenue recognition. All available customer contracts were assessed based on International Financial Reporting Standard (IFRS) 15 ‘Revenue from Contracts with Customers’ and IFRS 16 ‘Leases’. This review identified that the funds received from a related party do not qualify to be recognised as revenue. Due to the qualitative nature of the matters identified in the Company’s internal examination, including the number of years over which the non-qualified revenue was recognized, the Company determined that it would be appropriate to rectify the misstatements in the previously issued financial statements by restating such financial statements. Accordingly, for the year 2018 the Company reversed revenue amounting to USD 29,451,920 and USD 27,854,947, which mainly represents funds received from BIA, was reversed and re-classified as Other payables under Liabilities.

The Management does not expect to settle these amounts using any of its current assets or any existing resources in the foreseeable future. Pending its potential receipt of confirmation or adequate supporting documentation from BIA, the Company has taken a conservative approach to recognise this as a liability. The Company continues to assess this liability and will evaluate whether there arises any obligation or it is discharged or cancelled or expires or is swapped out for one with significantly different terms or when the terms of are significantly modified, such an exchange or modification is recognized as a derecognition of the old liability and the recognition of a new liability or as equity contribution, as applicable, and the difference in the respective carrying amounts will be recorded in the statement of either other comprehensive income or directly as equity as applicable.

The above changes pertaining to reversal of Revenue and recognition of such amount under Other payable were accounted retrospectively in accordance with IAS 8 and, accordingly the prior years’ financial statements have been restated as follows:

	As previously reported		Restatement adjustments		Restated
	31-12-18	01-01-18	31-12-18	01-01-18	31-12-18	01-01-18

STATEMENT OF COMPREHENSIVE INCOME
Revenue	35,839,268	89,593	(29,451,920)	Nil	6,387,348	89,593
Direct costs	(9,607,360)	(2,295,809)	(492,874)	Nil	(10,100,234)	(2,295,809)
Gross Profit / (Loss)	26,231,908	(2,206,216)	(29,944,794)	Nil	(3,712,886)	(2,206,216)
Other income	Nil	Nil	8,554	Nil	8,554	Nil
General and administrative expenses	(2,029,260)	(574,266)	204,880	Nil	(1,824,380)	574,266)
Profit / Loss and total comprehensive profit / (loss) for the year	16,060,652	(3,747,408)	(29,731,360)	Nil	(13,670,708)	3,747,408)

(Figures in USD)

	As previously reported		Restatement adjustments		Restated
	31-12-18	01-01-18	31-12-18	01-01-18	31-12-18	01-01-18

STATEMENT OF FINANCIAL POSITION

ASSETS

Current Assets
Trade receivables	1,877,887	Nil	(1,877,887)	Nil	Nil	Nil
Total current assets	2,307,156	761,501	(1,877,887)	Nil	429,269	761,501
Total Assets	199,936,270	196,200,380	(1,877,887)	Nil	198,058,383	196,200,380

LIABILITIES AND EQUITY

Current Liabilities
Other payable	Nil	Nil	27,854,947	Nil	27,854,947	Nil
Total Current Liabilities	110,841,794	100,979,299	27,854,947	Nil	138,696,741	100,979,299
Equity
Retained Earnings / (accumulated losses)	11,218,242	(4,161,767)	(29,050,717)	Nil	(17,832,475)	(4,161,767)
Statutory reserve	680,643	Nil	(680,643)	Nil	Nil	Nil
Total Equity	60,977,933	67,620,954	(29,731,360)	Nil	31,246,573	67,620,954
Total Liabilities and Equity	199,936,270	196,200,380	(1,877,887)	Nil	198,058,383	196,200,380